Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com
J. Stephen Feinour, Jr. Partner jfeinourjr@stradley.com 215.564.8521

1933 Act Rule 485(b)
1933 Act File No. 333-232249
1940 Act File No. 811-23450

July 22, 2020

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Global Beta ETF Trust (the “Registrant”)
File Nos. 333-232249 and 811-23450

Ladies and Gentlemen:
On behalf of the Registrant, and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith, for filing via the EDGAR system, Post-Effective Amendment Nos. 3/5 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).  The Registrant is filing this Amendment to (i) respond to comments conveyed by the Registrant’s examiner concerning the post-effective amendment filed, pursuant to Rule 485(a)(2) under the 1933 Act, on May 8, 2020, to add two new series of the Registrant, designated as the Global Beta Low Beta ETF and Global Beta Momentum-Growth ETF (the “Funds”); and (ii) make certain non-material changes.  As counsel to the Registrant, we have prepared the Amendment and, in our judgment, it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Registrant’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number, or Michael D. Mabry, Esq. at (215) 564-8011.

Philadelphia, PA • Harrisburg, PA • Malvern, PA • Cherry Hill, NJ • Wilmington, DE • Washington, DC • New York, NY • Chicago, IL
A Pennsylvania Limited Liability Partnership

Very truly yours,

/s/ J. Stephen Feinour, Jr., Esq.
J. Stephen Feinour, Jr., Esq.